RELATED PARTY TRANSACTIONS (Details)					12 Months Ended
	Jun. 19, 2020 USD ($) shares	Sep. 04, 2019 USD ($)	Jul. 20, 2018 USD ($) item	Apr. 18, 2018 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($) agreement
Related party transactions
Number of separate consulting agreements | agreement						2
Related party transactions					$ 0
CSIO
Related party transactions
Consulting fee per hour			$ 400
Threshold number of hours per month for which consulting fees are entitled | item			19
Consulting fee paid						$ 579,700
Shares issued for services rendered | shares	320,000
Cash consideration	$ 0
CFO and COO
Related party transactions
Consulting fee paid						$ 140,000
Shares issued for services rendered | shares	402,000
Cash consideration	$ 0
Consulting fee per month		$ 10,000		$ 2,500